INVENTORIES	6 Months Ended	12 Months Ended
	Jul. 02, 2011	Dec. 31, 2010
INVENTORIES
INVENTORIES

4.  INVENTORIES

Inventories consist of the following (in thousands):

	July 2, 2011	December 31, 2010
Components and raw materials	$34,738	$27,287
Work in process	6,436	5,478
Finished goods	87,915	60,596
Inventory held on consignment	26,335	22,592
	155,424	115,953
Less inventory reserves	(14,105)	(12,853)
	$141,319	$103,100

As of July 2, 2011, inventories of $24.4 million, $1.7 million and $1.0 million, respectively, relate to inventory acquired through our acquisitions of Dr. Comfort, ETI and Circle City (see Note 2).

A summary of the activity in our reserves for estimated slow moving, excess, obsolete and otherwise impaired inventory is presented below (in thousands):

	Six Months Ended
	July 2, 2011	July 3, 2010
Balance, beginning of period	$12,853	$12,511
Provision charged to cost of sales	3,688	2,840
Acquired through business acquisitions	325	—
Write-offs, net of recoveries	(2,436)	(4,477)
Balance, end of period	$14,430	$10,874

The write-offs to the reserve were primarily related to the disposition of fully reserved inventory.

7.                                     INVENTORIES

Inventories consist of the following (in thousands):

	December 31, 2010	December 31, 2009
Components and raw materials	$27,287	$29,967
Work in process	5,478	3,745
Finished goods	60,596	51,110
Inventory held on consignment	22,592	24,121
	115,953	108,943
Inventory reserves	(12,853)	(13,063)
	$103,100	$95,880

A summary of the activity in our reserves for estimated slow moving, excess, obsolete and otherwise impaired inventory is presented below (in thousands):

	Year Ended December 31,
	2010	2009	2008
Balance, beginning of year	$13,063	$17,798	$18,996
Provision charged to costs of sales	6,596	7,462	8,637
Write-offs, net of recoveries	(6,806)	(12,197)	(9,835)
Balance, end of year	$12,853	$13,063	$17,798

The write-offs to the reserve were principally related to the disposition of fully reserved inventory.